Performance Management - Templeton Global Dynamic Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q4	12.14%
Worst Quarter:	2020, Q1	-17.18%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Templeton Global Dynamic Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent		8.17%	(2.15%)	1.26%
JP Morgan Global Government Bond Index | Average Annual Return, Label [Optional Text]	JP Morgan Global Government Bond Index
JP Morgan Global Government Bond Index | Average Annual Return, Percent		6.56%	(3.74%)	0.35%
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
Blended 50% MSCI All Country World Index-NR + 50% JP Morgan Global Government Bond Index | Average Annual Return, Label [Optional Text]	Blended 50% MSCI All Country World Index-NR + 50% JP Morgan Global Government Bond Index
Blended 50% MSCI All Country World Index-NR + 50% JP Morgan Global Government Bond Index | Average Annual Return, Percent		14.35%	3.62%	6.13%
Bloomberg Multiverse Index | Average Annual Return, Label [Optional Text]	Bloomberg Multiverse Index
Bloomberg Multiverse Index | Average Annual Return, Percent		8.42%	(1.87%)	1.50%
Class A | Average Annual Return, Label [Optional Text]	Return before taxes
Class A | Average Annual Return, Percent		21.05%	3.20%	3.14%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		19.62%	2.87%	2.60%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.88%	2.43%	2.34%
Class A1 | Average Annual Return, Percent		22.99%	3.47%	3.28%
Class C | Average Annual Return, Percent		25.78%	3.51%	2.93%
Class C1 | Average Annual Return, Percent		26.04%	3.86%	3.26%
Class R | Average Annual Return, Percent		27.23%	3.99%	3.45%
Class R6 | Average Annual Return, Percent		28.03%	4.61%	4.04%
Advisor Class | Average Annual Return, Percent		27.84%	4.51%	3.93%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.14%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020